Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 26, 2025
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
CIK	dei_EntityCentralIndexKey	0001516212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2025
Prospectus Date	rr_ProspectusDate	Feb. 26, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A